Subordinated Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subordinated liabilities [abstract]
Subordinated liabilities

	Barclays Bank Group
	2022	2021
	£m	£m
At amortised cost
As at 1 January	32,185	32,005
Issuances	15,381	9,099
Redemptions	(8,367)	(7,241)
Other	(946)	(1,678)
As at 31 December	38,253	32,185

Designated at fair value (Note 15)	521	483
Total subordinated liabilities	38,774	32,668
Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	Barclays Bank Group
	2022	2021
	£m	£m
Undated subordinated liabilities	538	795
Dated subordinated liabilities	38,236	31,873
Total subordinated liabilities	38,774	32,668

Undated subordinated liabilities		Barclays Bank Group
		2022	2021
	Initial call date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes [a]	2032	—	15
6.86% Callable Perpetual Core Tier One Notes (USD 179m) [a]	2032	—	194
Reserve Capital Instruments (RCIs)
5.3304% Step-up Callable Perpetual Reserve Capital Instruments [a]	2036	—	51
Undated Notes
6.125% Undated Subordinated Notes	2027	34	39
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	32	28
Undated Floating Rate Primary Capital Notes Series 1 (USD 167m)	Any interest payment date	102	90
Undated Floating Rate Primary Capital Notes Series 2 (USD 295m)	Any interest payment date	210	189
Undated Floating Rate Primary Capital Notes Series 3	Any interest payment date	—	21
Bonds
9% Permanent Interest Bearing Capital Bonds (GBP 40m)	At any time	40	42
Loans
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)	2028	49	51
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)	2028	71	75
Total undated subordinated liabilities		538	795
Note
aThe GBP 6% Callable Perpetual Core Tier One Notes, USD 6.86% Callable Perpetual Core Tier One Notes and GBP 5.3304% Step-up Callable Perpetual Reserve Capital Instruments were redeemed by exercising a regulatory call option in 2022.

Dated subordinated liabilities			Barclays Bank Group

			2022	2021
	Initial call date	Maturity date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
7.625% Contingent Capital Notes (USD 3,000m)		2022	—	1,159
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)		2022	—	889
Subordinated Floating Rate Notes (EUR 50m)		2022	—	42
Subordinated Floating Rate Notes (EUR 50m)		2023	44	42
5.75% Fixed Rate Subordinated Notes		2026	280	322
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	93	97
6.33% Subordinated Notes (GBP 50m)		2032	46	59
Subordinated Floating Rate Notes (EUR 68m)		2040	60	57
External issuances by other subsidiaries		2032	573	311
Barclays Bank PLC notes issued intra-group to Barclays PLC
2% Fixed Rate Subordinated Callable Notes (EUR 1,500)	2023	2028	1,354	1,288
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	120	113
5.20% Fixed Rate Subordinated Notes (USD 1,367m)		2026	1,051	1,037
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m)	2026	2031	794	831
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m)	2027	2028	931	937
8.407% Fixed Rate Resetting Subordinated Callable Loan (GBP 1,000m)	2027	2032	1,009	—
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,300m)	2029	2030	966	1,005
7.437% Fixed Rate Resetting Subordinated Callable Notes (USD 2,000m)	2032	2033	1,689	—
5.262% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,250m)	2033	2034	1,066	—
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2041	2042	641	778
5.25% Fixed Rate Subordinated Notes (USD 827m)		2045	488	618
4.95% Fixed Rate Subordinated Notes (USD 1,250m)		2047	174	896
Floating Rate Subordinated Notes (USD 456m)		2047	385	341
Barclays Bank PLC intra-group loans from Barclays PLC
Various Fixed Rate Subordinated Loans			8,042	7,184
Various Subordinated Floating Rate Loans			677	646
Various Fixed Rate Subordinated Callable Loans			16,105	11,013
Various Subordinated Floating Rate Callable Loans			1,127	1,725
Zero Coupon Callable Loans		2052	521	483
Total dated subordinated liabilities			38,236	31,873